CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY		Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in-capital USD ($)	Additional paid-in-capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Retained earnings USD ($)	Retained earnings CNY	Accumulated other comprehensive loss-foreign currency USD ($)	Accumulated other comprehensive loss-foreign currency CNY
Beginning Balance at Dec. 31, 2011		4,303,615			315		3,996,418		174,456		132,426
Beginning Balance (in shares) at Dec. 31, 2011					422,395,432
Vesting of restricted stock units					1		(1)
Vesting of restricted stock units (in shares)					696,870
Settlement of restricted stock units vested with shares held by depository bank					(696,870)
Share-based compensation		6,001					6,001
Shares issued to depository bank		1,000,000			1,000,000
Net loss for the period		(892,449)									(892,449)
Other comprehensive loss		(861)											(861)
Ending Balance at Sep. 30, 2012		3,416,306			316		4,002,418		174,456		(760,023)		(861)
Ending Balance (in shares) at Sep. 30, 2012					423,395,432
Beginning Balance at Dec. 31, 2011		4,303,615			315		3,996,418		174,456		132,426
Beginning Balance (in shares) at Dec. 31, 2011					422,395,432
Vesting of restricted stock units (in shares)					393,740
Settlement of restricted stock units vested with shares held by depository bank					(393,740)
Share-based compensation		1,781					1,781
Net loss for the period		(670,410)									(670,410)
Other comprehensive loss		(358)											(358)
Ending Balance at Dec. 31, 2012		2,747,319	[1]		316		4,004,199		174,456		(1,430,433)		(1,219)
Ending Balance (in shares) at Dec. 31, 2012					423,395,432
Vesting of restricted stock units (in shares)				635,625	635,625
Settlement of restricted stock units vested with shares held by depository bank				(635,625)	(635,625)
Share-based compensation		2,289					2,289
Shares issued to depository bank	1,000,000			1,000,000	1,000,000
Net loss for the period	(139,259)	(852,260)									(852,260)
Other comprehensive loss	(36)	(221)											(221)
Ending Balance at Sep. 30, 2013	$ 309,989	1,897,127		$ 52	316	$ 654,655	4,006,488	$ 28,506	174,456	$ (372,989)	(2,282,693)	$ (235)	(1,440)
Ending Balance (in shares) at Sep. 30, 2013				424,395,432

[1]	The consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements included in Annual Report on Form 20-F of Hanwha SolarOne Co., Ltd. for the year ended December 31, 2012.